Information on related parties	12 Months Ended
Dec. 31, 2022
Information on related parties
Information On Related Parties

18. Information on related parties

The following table provides the transactions performed for the years ended December 31, 2022, 2021 and 2020, and the accounts payable to/receivable from related parties as of December 31, 2022, 2021 and 2020:

		Income	Expenses	Receivables	Payables
		ARS 000	ARS 000	ARS 000	ARS 000

Associates:

Termoeléctrica José de San Martín S.A.	12-31-2022	670	-	50	-
	12-31-2021	1,124	-	97	-
	12-31-2020	1,662	-	140	-

Distribuidora de Gas Cuyana S.A. (1)	12-31-2022	17,344	1,308,847	-	117,867
	12-31-2021	-	1,087,575	-	138,069
	12-31-2020	-	1,090,614	-	81,324

Distribuidora de Gas del Centro S.A.	12-31-2022	17,344	-	-	6,480
	12-31-2021	-	-	-	-
	12-31-2020	-	-	-	-

Energía Sudamericana S.A.	12-31-2022	-	-	-	-
	12-31-2021	-	-	-	1,068
	12-31-2020	-	-	-	1,611

Related companies:

RMPE Asociados S.A. (2)	12-31-2022	503	1,379,451	8	-
	12-31-2021	579	1,651,924	-	-
	12-31-2020	746	1,600,705	-	-

Coyserv S.A.	12-31-2022	-	-	-	-
	12-31-2021	-	-	-	-
	12-31-2020	-	8,699	-	-
Total	12-31-2022	35,861	2,688,298	58	124,347
	12-31-2021	1,703	2,739,499	97	139,137
	12-31-2020	2,408	2,700,018	140	82,935

(1)	Acquisition of natural gas for our thermal station located in Mendoza province. The purchase price is set according to current regulation of the natural gas market.

(2)

Administrative, financial, commercial, human resources and general management services rendered under the terms of the management assistance agreement. The management assistance fee is calculated as a percentage of revenues.

Balances and transactions with shareholders

As at December 31, 2022 and 2021, there is a balance of 236,325 and 745,431 due from shareholders, corresponding to the tax on personal goods paid by the Company as a substitute taxpayer.

As described in Note 2.2.16, on January 18, 2017, the subsidiary CPR entered into a stock option agreement with it minority shareholder at that time.

On June 24, 2020, the Board of Directors of the Company authorized the purchase of 30% of the capital stock of the subsidiary CP Renovables S.A. from the non-controlling interest (a shareholder of the Company), representing 993,993,952 shares, at a value of US Dollars 0.034418 per share, which was fully paid through the transfer of financial assets. Based on the Audit Committee’s report, the Board of Directors determined that such transaction is an arm´s length transaction.

This transaction was accounted for as a transaction with non-controlling interest in accordance with IFRS 10. Consequently, the difference of 5,780,946 between the book value of the non-controlling interest at the transaction date and the fair value of the consideration paid was directly recognized in equity and attributed to holders of the parent.

This way, the Group´s consolidated interest in the subsidiary CP Renovables S.A. amounts to 100% of the capital stock as at December 31, 2022, 2021 and 2020.

Terms and conditions of transactions with related parties

Balances at the related reporting period-ends are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

For the years ended December 31, 2022, 2021 and 2020, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken at the end of each reporting period by examining the financial position of the related party and the market in which the related party operates.